Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized and Unrealized Gains and Losses on Available For Sales Securities	$ 0	$ 0	$ 0
Financial instruments measured at fair value, on a recurring basis
Business Combination, Contingent Consideration, Liability	(2,500,000)
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	33,500,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	100,000
Fair Value, Recurring [Member]
Financial instruments measured at fair value, on a recurring basis
Trading securities	11,200,000
Available-for-sale Securities, Noncurrent	2,900,000
Assets, Fair Value Disclosure	14,500,000
Business Combination, Contingent Consideration, Liability	(7,100,000)
Financial and Nonfinancial Liabilities, Fair Value Disclosure	(7,100,000)
Derivative Asset, Fair Value, Gross Liability	400,000
Level 1 [Member] | Fair Value, Recurring [Member]
Financial instruments measured at fair value, on a recurring basis
Trading securities	7,200,000
Available-for-sale Securities, Noncurrent	0
Assets, Fair Value Disclosure	7,200,000
Business Combination, Contingent Consideration, Liability	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0
Derivative Asset, Fair Value, Gross Liability	0
Level 2 [Member] | Fair Value, Recurring [Member]
Financial instruments measured at fair value, on a recurring basis
Trading securities	4,000,000
Available-for-sale Securities, Noncurrent	2,900,000
Assets, Fair Value Disclosure	7,300,000
Business Combination, Contingent Consideration, Liability	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0
Derivative Asset, Fair Value, Gross Liability	400,000
Level 3 [Member] | Fair Value, Recurring [Member]
Financial instruments measured at fair value, on a recurring basis
Trading securities	0
Available-for-sale Securities, Noncurrent	0
Assets, Fair Value Disclosure	0
Business Combination, Contingent Consideration, Liability	(7,100,000)
Financial and Nonfinancial Liabilities, Fair Value Disclosure	(7,100,000)
Derivative Asset, Fair Value, Gross Liability	$ 0
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Maturities, Date	Jan. 17, 2033
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Debt Maturities, Date	Dec. 17, 2027